RELATED PARTIES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) item director	Jun. 30, 2022 USD ($) item director	Dec. 31, 2022 USD ($)
RELATED PARTIES
Number of directors | director	9	7
Number of key officers | item	6	6
Expense included under sales and marketing in the consolidated statements of profit or loss	$ 95	$ 62
Outstanding prepaid balance included under other receivables and prepaid expenses	$ 1
Outstanding balance included under accrued expenses and other payables			$ 31